Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2016
Commitments and Contingencies [Abstract]
Schedule of future minimum contractual obligations
	Twelve month periods ending June 30,
plus inflows/ minus outflows	Total	2017	2018	2019	2020	2021	2022 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$21,372	$21,372	-	-	-	-	-
Future, minimum, non-cancellable lease payment under vessel operating leases (2)	(4,156)	(3,595)	(561)	-	-	-	-
Bareboat capital leases - upfront hire & handling fees (3)	(6,808)	(6,472)	(336)	-	-	-	-
Bareboat commitments charter hire (4)	(164,765)	(3,848)	(10,467)	(12,512)	(12,450)	(12,699)	(112,789)
Total	($154,357)	$7,457	($11,364)	($12,512)	($12,450)	($12,699)	($112,789)

(1)      The amounts represent the minimum contractual charter revenues to be generated from the existing non-cancellable time and freight charters until their expiration, net of address commission, assuming no off-hire days other than those related to scheduled interim surveys and special surveys of the vessels.
(2)      The amounts represent the Company's commitments under the operating lease arrangement for Maiden Voyage disclosed in Note 5.
(3)       The amounts represent the Company's commitments for upfront hire and handling fees under the bareboat lease arrangements for the vessels under construction.
(4)      The amounts represent the Company's commitments for charter hire fees under the bareboat lease arrangements for the vessels under construction. The bareboat charter hire is comprised of both a fixed and a variable portion; the variable portion is calculated based on the 6-month LIBOR rate of 0.92415%, as of June 30, 2016.